Note Guarantees (Changes in the Corporation's liability of estimated losses from credit recourses agreements) (Detail) - Financial Guarantee - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 58,663	$ 59,438
Provision	14,548	22,938
Net charge-offs	(18,722)	(23,713)
Balance as of end of period	$ 54,489	$ 58,663